Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Summary of principal foreign currency exchange rates

The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

COUNTRY	ISO CODE	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,
		2023	2023	2022	2022	2021	2021
CHINA	CNY	7.6600	7.8509	7.0788	7.3582	7.6282	7.1947
UNITED STATES	USD	1.0813	1.1050	1.0530	1.0666	1.1827	1.1326
MEXICO	MXN	19.1830	18.7231	21.1869	20.8560	23.9852	23.1438
DENMARK	DKK	7.4509	7.4529	7.4396	7.4365	7.4370	7.4364
BRAZIL	BRL	5.4010	5.3618	5.4399	5.6386	6.3779	6.3101
SWITZERLAND	CHF	0.9718	0.9260	1.0047	0.9847	1.0811	1.0331
JAPAN	JPY	151.9903	156.3300	138.0274	140.6600	129.8767	130.3800

Summary of useful lives, estimated by group for various categories of property, plant and equipment

The useful lives, estimated by the Group for its various categories of property, plant and equipment, are as follows:

	Biopharmaceutical and Diagnostic Solutions	Engineering	Holding
Buildings	18 to 33 years	16 years	33 years
Plant and machinery	6 to 20 years	6 to 10 years	4 years
Industrial and commercial equipment	5 to 8 years	8 years	8 years
Other tangible assets	5 to 8 years	5 to 8 years	5 to 8 years